Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Warranties Disclosures [Abstract]
Warranty		$ 6,212	$ 6,217
Fixed asset purchases		2,614	1,626
Severance		253	303
Incentive compensation		4,184	3,415
Marketing		1,968	1,015
Professional fees		2,528	878
Sales tax		2,048	1,684
Payroll costs		1,910	1,195
Other		4,966	4,405
Accrued expenses, total	$ 25,946	$ 26,683	$ 20,738